Schedule of Investments (unaudited)	iShares® BBB Rated Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$35	$44,580

Aerospace & Defense — 3.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	400	401,685
4.88%, 05/01/25 (Call 04/01/25)	250	280,949
5.15%, 05/01/30 (Call 02/01/30)	200	234,582
5.71%, 05/01/40 (Call 11/01/39)	160	199,734
5.93%, 05/01/60 (Call 11/01/59)	200	261,642
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	200	229,712
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	200	216,556
4.03%, 10/15/47 (Call 04/15/47)	100	114,271
Raytheon Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	300	342,647
4.50%, 06/01/42	100	120,462
4.63%, 11/16/48 (Call 05/16/48)	200	247,939
		2,650,179
Agriculture — 1.9%
Altria Group Inc.
2.85%, 08/09/22	100	103,016
4.80%, 02/14/29 (Call 11/14/28)	100	114,792
5.80%, 02/14/39 (Call 08/14/38)	100	121,232
5.95%, 02/14/49 (Call 08/14/48)	200	247,490
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	200	213,080
3.56%, 08/15/27 (Call 05/15/27)	300	319,055
4.39%, 08/15/37 (Call 02/15/37)	100	104,078
4.54%, 08/15/47 (Call 02/15/47)	200	200,970
		1,423,713
Apparel — 0.1%
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	100	105,226

Auto Manufacturers — 2.0%
Daimler Finance North America LLC, 8.50%, 01/18/31	60	89,732
General Motors Co., 6.25%, 10/02/43	160	215,802
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	400	397,578
1.70%, 08/18/23	400	408,943
2.35%, 01/08/31 (Call 10/08/30)	200	193,852
5.20%, 03/20/23	200	216,268
		1,522,175
Auto Parts & Equipment — 0.2%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	100	105,423
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	25	30,175
		135,598
Banks — 9.0%
Bank of America Corp.
4.00%, 01/22/25	200	220,604
Series L, 4.18%, 11/25/27 (Call 11/25/26)	200	225,170
Series L, 4.75%, 04/21/45	100	122,218
Barclays PLC
3.65%, 03/16/25	300	326,443
4.34%, 01/10/28 (Call 01/10/27)	300	336,612
Citigroup Inc.
3.50%, 05/15/23	300	317,655
4.45%, 09/29/27	200	228,817
Security	Par (000)	Value

Banks (continued)
4.75%, 05/18/46	$100	$122,083
6.68%, 09/13/43	50	75,418
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	250	279,872
Credit Suisse Group AG, 4.55%, 04/17/26	250	283,267
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25)(a)	400	407,015
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	200	218,505
8.25%, 03/01/38	40	65,654
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	200	224,775
6.75%, 10/01/37	200	286,015
HSBC Holdings PLC
4.25%, 08/18/25	300	333,996
6.80%, 06/01/38	150	211,869
Lloyds Banking Group PLC, 4.65%, 03/24/26	200	226,864
Morgan Stanley, 5.00%, 11/24/25	200	232,029
Natwest Group PLC
4.27%, 03/22/25 (Call 03/22/24)(a)	300	327,434
4.45%, 05/08/30 (Call 05/08/29)(a)	200	227,161
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	300	322,339
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	300	302,113
Wells Fargo & Co.
4.30%, 07/22/27	200	228,806
4.90%, 11/17/45	300	367,386
Series M, 3.45%, 02/13/23	200	210,431
Westpac Banking Corp., 2.96%, 11/16/40	60	57,136
		6,787,687
Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	200	238,788
4.90%, 02/01/46 (Call 08/01/45)	400	481,872
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	200	219,480
4.15%, 01/23/25 (Call 06/29/21)	300	335,253
4.60%, 06/01/60 (Call 12/01/59)	200	231,298
5.55%, 01/23/49 (Call 07/23/48)	200	261,730
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	60	63,799
4.25%, 05/01/23	100	107,103
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	200	200,389
2.25%, 03/15/31 (Call 12/15/30)	200	198,018
3.35%, 03/15/51 (Call 09/15/50)	60	60,085
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	60	63,986
		2,461,801
Biotechnology — 2.8%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	100	103,792
2.30%, 02/25/31 (Call 11/25/30)	100	99,995
3.63%, 05/22/24 (Call 02/22/24)	200	217,101
4.40%, 05/01/45 (Call 11/01/44)	60	70,365
4.66%, 06/15/51 (Call 12/15/50)	200	247,337
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	100	129,379
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	60	56,081
4.05%, 09/15/25 (Call 06/15/25)	200	223,039

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Biotechnology (continued)
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	$200	$200,281
1.65%, 10/01/30 (Call 07/01/30)	200	189,985
4.75%, 03/01/46 (Call 09/01/45)	100	122,292
4.80%, 04/01/44 (Call 10/01/43)	160	194,814
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	40	35,066
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)(b)	200	198,553
3.30%, 09/02/40 (Call 03/02/40)(b)	60	58,439
		2,146,519
Building Materials — 0.5%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	200	209,077
3.58%, 04/05/50 (Call 10/05/49)	100	102,057
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	50	59,247
		370,381
Chemicals — 2.3%
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	200	195,186
3.60%, 11/15/50 (Call 05/15/50)	160	163,826
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	150	177,089
5.42%, 11/15/48 (Call 05/15/48)	60	80,067
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	50	58,100
4.65%, 10/15/44 (Call 04/15/44)	40	47,660
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	50	54,080
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	200	218,521
LYB International Finance III LLC, 4.20%, 05/01/50 (Call 11/01/49)	160	175,461
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	100	112,011
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	200	209,285
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	100	110,550
4.50%, 06/01/47 (Call 12/01/46)	60	72,257
Westlake Chemical Corp., 5.00%, 08/15/46 (Call 02/15/46)	40	48,575
		1,722,668
Commercial Services — 0.3%
Global Payments Inc., 1.20%, 03/01/26 (Call 02/01/26)	200	198,459
Moody’s Corp., 2.55%, 08/18/60 (Call 02/18/60)	50	41,697
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	25	25,536
		265,692
Computers — 1.2%
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)(b)	200	217,699
8.10%, 07/15/36 (Call 01/15/36)(b)	120	178,459
8.35%, 07/15/46 (Call 01/15/46)(b)	40	63,000
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	160	163,456
6.35%, 10/15/45 (Call 04/15/45)	40	52,861
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	100	104,417
6.00%, 09/15/41	25	32,527
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(b)	75	84,189
		896,608
Security	Par (000)	Value

Diversified Financial Services — 3.6%
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	$250	$249,020
2.88%, 01/15/26 (Call 12/15/25)	200	209,697
Ally Financial Inc., 8.00%, 11/01/31	100	141,840
Capital One Financial Corp., 2.60%, 05/11/23 (Call 04/11/23)	400	416,211
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	200	224,616
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	200	218,607
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	200	196,917
3.00%, 06/15/50 (Call 12/15/49)	100	94,692
4.25%, 09/21/48 (Call 03/21/48)	50	57,284
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	200	215,623
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	100	93,469
3.25%, 04/28/50 (Call 10/28/49)	50	48,161
Nomura Holdings Inc., 1.85%, 07/16/25	200	203,591
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	50	53,271
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	250	274,015
		2,697,014
Electric — 4.2%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	100	97,202
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)(b)	75	72,866
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	50	50,655
Series C, 3.38%, 04/01/30 (Call 01/01/30)	100	107,963
DTE Energy Co., Series C, 2.53%, 10/01/24	100	105,333
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	100	100,250
3.75%, 04/15/24 (Call 01/15/24)	200	216,005
3.75%, 09/01/46 (Call 03/01/46)	100	103,869
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	40	45,999
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	100	98,642
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	200	205,651
4.05%, 04/15/30 (Call 01/15/30)	100	112,201
4.70%, 04/15/50 (Call 10/15/49)	100	121,392
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	250	251,376
2.25%, 06/01/30 (Call 03/01/30)	200	199,548
Pacific Gas & Electric Co.
4.55%, 07/01/30 (Call 01/01/30)	200	210,858
4.95%, 07/01/50 (Call 01/01/50)	200	203,028
Pacific Gas and Electric Co., 1.37%, 03/10/23 (Call 09/10/21)	200	200,016
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	100	109,144
4.00%, 02/01/48 (Call 08/01/47)	60	65,022
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	200	209,366
3.25%, 07/01/26 (Call 04/01/26)	120	130,387
4.40%, 07/01/46 (Call 01/01/46)	120	137,419
		3,154,192
Electronics — 0.4%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	50	49,306
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	60	68,751
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	100	111,098
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	100	104,570
		333,725

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.5%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	$200	$219,969
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	100	92,948
4.15%, 07/15/49 (Call 01/15/49)	60	71,320
		384,237
Food — 3.0%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	100	113,319
4.80%, 03/15/48 (Call 09/15/47)	25	30,036
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	100	97,445
5.40%, 11/01/48 (Call 05/01/48)	60	77,543
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(b)	25	24,262
3.70%, 10/17/23 (Call 09/17/23)	200	215,217
JM Smucker Co. (The)
3.50%, 03/15/25	150	164,010
4.38%, 03/15/45	25	28,754
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	200	220,040
4.50%, 04/01/46	25	29,979
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	100	99,401
4.45%, 02/01/47 (Call 08/01/46)	60	68,696
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	150	147,872
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	200	204,468
2.63%, 09/04/50 (Call 03/04/50)	40	35,541
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	200	218,603
5.95%, 04/01/30 (Call 01/01/30)	100	127,711
6.60%, 04/01/40 (Call 10/01/39)	50	72,216
6.60%, 04/01/50 (Call 10/01/49)	60	90,806
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	100	109,443
5.10%, 09/28/48 (Call 03/28/48)	60	77,443
		2,252,805
Forest Products & Paper — 0.2%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	100	119,338
Gas — 0.3%
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	100	109,277
4.38%, 05/15/47 (Call 11/15/46)	100	116,439
		225,716
Health Care - Products — 1.3%
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	60	62,065
4.70%, 03/01/49 (Call 09/01/48)	60	74,159
DH Europe Finance II Sarl, 3.25%, 11/15/39 (Call 05/15/39)	100	104,091
Koninklijke Philips NV, 6.88%, 03/11/38	50	75,457
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	60	60,396
4.63%, 03/15/46 (Call 09/15/45)	60	74,443
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	50	58,222
4.13%, 03/25/25 (Call 02/25/25)	200	223,113
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	200	218,055
		950,001
Security	Par (000)	Value

Health Care - Services — 1.7%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	$60	$64,456
Anthem Inc.
0.45%, 03/15/23	100	100,312
1.50%, 03/15/26 (Call 02/15/26)	100	101,474
2.55%, 03/15/31 (Call 12/15/30)	100	101,861
3.60%, 03/15/51 (Call 09/15/50)	200	210,313
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	60	67,316
5.00%, 03/15/24	100	111,533
5.25%, 06/15/49 (Call 12/15/48)	100	123,329
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	75	81,850
3.95%, 08/15/49 (Call 02/15/49)	40	43,646
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	40	46,883
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	200	220,532
		1,273,505
Holding Companies - Diversified — 0.4%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	160	159,317
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	125	130,727
		290,044
Home Builders — 0.4%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	100	105,490
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	100	116,456
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	100	104,655
		326,601
Home Furnishings — 0.1%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)	40	48,108
Insurance — 2.4%
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	100	108,236
3.90%, 04/01/26 (Call 01/01/26)	100	111,608
4.50%, 07/16/44 (Call 01/16/44)	160	187,246
4.88%, 06/01/22	100	104,523
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	200	207,488
Aon PLC, 4.75%, 05/15/45 (Call 11/15/44)	50	62,755
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	50	52,226
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	50	50,869
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	75	79,529
AXA SA, 8.60%, 12/15/30	75	114,431
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	25	27,089
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	75	82,615
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	50	61,612
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)(b)	60	61,474
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	80	83,189
3.60%, 08/19/49 (Call 02/19/49)	40	42,269
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	120	126,452
7.00%, 06/15/40	25	37,089
Markel Corp., 5.00%, 04/05/46	60	75,233
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	25	27,490
4.50%, 09/15/28 (Call 06/15/28)	100	115,203
		1,818,626

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 0.6%
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	$200	$222,081
3.65%, 05/10/51 (Call 11/10/50)	50	49,959
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	60	61,757
5.00%, 02/15/26 (Call 11/15/25)	100	114,154
		447,951
Iron & Steel — 0.3%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	200	208,134
Lodging — 0.2%
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	60	63,592
Marriott International Inc./MD, Series EE, 5.75%, 05/01/25 (Call 04/01/25)	100	116,092
		179,684
Machinery — 0.6%
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)	100	101,863
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	160	163,486
3.11%, 02/15/40 (Call 08/15/39)	50	50,493
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	100	115,352
		431,194
Manufacturing — 1.6%
Eaton Corp., 4.15%, 11/02/42	40	46,276
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	200	220,440
4.25%, 05/01/40 (Call 11/01/39)	150	170,057
4.35%, 05/01/50 (Call 11/01/49)	200	228,728
6.75%, 03/15/32	200	271,671
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	215,927
4.00%, 06/14/49 (Call 12/14/48)	60	68,222
		1,221,321
Media — 3.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	200	199,386
3.70%, 04/01/51 (Call 10/01/50)	200	188,550
4.91%, 07/23/25 (Call 04/23/25)	200	227,561
5.38%, 05/01/47 (Call 11/01/46)	35	41,010
6.48%, 10/23/45 (Call 04/23/45)	300	394,621
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	200	219,843
4.00%, 09/15/55 (Call 03/15/55)(b)	160	160,249
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)	60	76,918
Time Warner Cable LLC, 6.75%, 06/15/39	200	274,166
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	200	227,369
ViacomCBS Inc.
4.38%, 03/15/43	160	173,764
4.75%, 05/15/25 (Call 04/15/25)	200	226,807
4.95%, 01/15/31 (Call 10/15/30)	150	177,653
4.95%, 05/19/50 (Call 11/19/49)	50	59,229
		2,647,126
Mining — 0.3%
Barrick North America Finance LLC, 5.70%, 05/30/41	60	79,719
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	60	74,081
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	50	65,118
		218,918
Security	Par (000)	Value

Oil & Gas — 2.5%
Canadian Natural Resources Ltd., 6.25%, 03/15/38	$60	$79,548
Cenovus Energy Inc.
5.38%, 07/15/25 (Call 04/15/25)	100	114,084
6.75%, 11/15/39	60	79,094
Devon Energy Corp., 5.60%, 07/15/41 (Call 01/15/41)	60	72,296
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	100	106,222
4.40%, 03/24/51 (Call 09/24/50)	25	27,021
Hess Corp.
5.60%, 02/15/41	60	72,770
7.30%, 08/15/31	100	133,231
Marathon Oil Corp., 6.60%, 10/01/37	40	51,429
Marathon Petroleum Corp., 6.50%, 03/01/41 (Call 09/01/40)	60	81,281
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	200	220,800
4.88%, 11/15/44 (Call 05/15/44)	100	120,627
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	200	198,812
Suncor Energy Inc.
3.10%, 05/15/25 (Call 04/15/25)	100	107,674
3.75%, 03/04/51 (Call 09/04/50)	100	103,959
5.95%, 05/15/35	50	64,537
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	200	212,196
6.63%, 06/15/37	60	79,701
		1,925,282
Oil & Gas Services — 0.5%
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	60	61,273
4.85%, 11/15/35 (Call 05/15/35)	60	69,224
5.00%, 11/15/45 (Call 05/15/45)	100	117,229
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	100	104,151
		351,877
Packaging & Containers — 0.1%
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	100	103,805
Pharmaceuticals — 7.6%
AbbVie Inc.
2.30%, 11/21/22	300	308,798
2.60%, 11/21/24 (Call 10/21/24)	300	317,778
2.95%, 11/21/26 (Call 09/21/26)	300	322,595
4.05%, 11/21/39 (Call 05/21/39)	100	112,389
4.25%, 11/21/49 (Call 05/21/49)	200	230,758
4.50%, 05/14/35 (Call 11/14/34)	200	237,036
4.70%, 05/14/45 (Call 11/14/44)	200	241,324
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	160	163,018
4.30%, 12/15/47 (Call 06/15/47)	50	57,598
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	100	93,812
3.38%, 11/16/25	200	219,961
4.38%, 11/16/45	100	120,662
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	200	192,281
3.36%, 06/06/24 (Call 04/06/24)	200	215,309
3.79%, 05/20/50 (Call 11/20/49)	60	64,544
4.67%, 06/06/47 (Call 12/06/46)	25	30,040
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	25	27,518
Cigna Corp.
3.40%, 03/15/51 (Call 09/15/50)	100	100,378

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 11/15/25 (Call 09/15/25)	$200	$225,489
4.38%, 10/15/28 (Call 07/15/28)	200	230,886
4.80%, 07/15/46 (Call 01/16/46)	160	196,742
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	200	222,028
4.30%, 03/25/28 (Call 12/25/27)	300	344,052
4.78%, 03/25/38 (Call 09/25/37)	200	239,638
5.05%, 03/25/48 (Call 09/25/47)	300	372,406
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	50	59,089
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	200	238,952
Viatris Inc.
1.13%, 06/22/22(b)	200	201,389
2.70%, 06/22/30 (Call 03/22/30)(b)	100	99,838
4.00%, 06/22/50 (Call 12/22/49)(b)	100	101,577
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	100	97,899
4.70%, 02/01/43 (Call 08/01/42)	60	74,240
		5,760,024
Pipelines — 7.0%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	50	51,899
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	100	114,906
Enable Midstream Partners LP, 4.15%, 09/15/29 (Call 06/15/29)	75	80,910
Enbridge Inc., 4.00%, 11/15/49 (Call 05/15/49)	100	105,974
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	120	127,769
5.00%, 05/15/50 (Call 11/15/49)	200	221,795
5.15%, 03/15/45 (Call 09/15/44)	160	176,555
5.88%, 01/15/24 (Call 10/15/23)	200	222,675
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	200	208,587
3.20%, 02/15/52 (Call 08/15/51)	60	56,613
3.75%, 02/15/25 (Call 11/15/24)	200	219,018
4.25%, 02/15/48 (Call 08/15/47)	100	109,836
4.45%, 02/15/43 (Call 08/15/42)	200	227,743
4.85%, 03/15/44 (Call 09/15/43)	50	59,613
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	100	139,276
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	160	155,553
4.30%, 06/01/25 (Call 03/01/25)	200	223,612
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	60	62,186
4.25%, 09/15/46 (Call 03/15/46)	25	26,926
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	100	99,642
4.50%, 04/15/38 (Call 10/15/37)	75	83,200
4.88%, 12/01/24 (Call 09/01/24)	200	225,121
5.50%, 02/15/49 (Call 08/15/48)	100	124,346
ONEOK Inc.
5.20%, 07/15/48 (Call 01/15/48)	100	116,969
5.85%, 01/15/26 (Call 12/15/25)	200	237,648
6.35%, 01/15/31 (Call 10/15/30)	100	126,720
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	100	108,825
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	200	207,990
4.90%, 02/15/45 (Call 08/15/44)	25	25,956
5.15%, 06/01/42 (Call 12/01/41)	25	26,782
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)	160	181,516
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	200	220,603
Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	$100	$114,245
5.10%, 03/15/49 (Call 09/15/48)	120	151,709
7.63%, 01/15/39	75	113,691
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	100	99,604
4.55%, 06/24/24 (Call 03/24/24)	200	221,530
5.10%, 09/15/45 (Call 03/15/45)	160	190,338
		5,267,881
Real Estate Investment Trusts — 4.0%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	100	95,289
4.00%, 02/01/50 (Call 08/01/49)	40	44,393
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	60	55,931
3.80%, 08/15/29 (Call 05/15/29)	200	220,500
5.00%, 02/15/24	200	222,778
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	200	204,002
Crown Castle International Corp.
2.90%, 04/01/41 (Call 10/01/40)	60	55,868
3.20%, 09/01/24 (Call 07/01/24)	200	214,602
3.80%, 02/15/28 (Call 11/15/27)	200	220,860
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	200	224,275
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	200	194,458
2.95%, 09/15/51 (Call 03/15/51)	25	22,803
Federal Realty Investment Trust, 4.50%, 12/01/44
(Call 06/01/44)	25	28,785
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	100	115,552
5.38%, 04/15/26 (Call 01/15/26)	60	68,530
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	200	223,353
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	50	52,203
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	50	50,813
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	100	98,072
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	100	117,976
VEREIT Operating Partnership LP, 3.40%, 01/15/28 (Call 11/15/27)	200	216,117
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	100	101,306
4.95%, 09/01/48 (Call 03/01/48)	50	60,806
Weyerhaeuser Co., 7.38%, 03/15/32	100	143,509
		3,052,781
Retail — 2.7%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)	100	104,959
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	40	38,344
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	100	108,877
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	150	166,100
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	100	94,761
2.50%, 04/15/26 (Call 01/15/26)	200	212,662
3.70%, 04/15/46 (Call 10/15/45)	160	170,382
McDonald’s Corp.
3.60%, 07/01/30 (Call 04/01/30)	200	221,676
3.63%, 09/01/49 (Call 03/01/49)	200	210,914
3.70%, 01/30/26 (Call 10/30/25)	100	111,238
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	100	111,611

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	$100	$101,454
3.50%, 11/15/50 (Call 05/15/50)	100	101,446
3.80%, 08/15/25 (Call 06/15/25)	200	222,441
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	60	69,155
		2,046,020
Semiconductors — 2.4%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	100	111,630
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	300	329,796
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	300	288,341
3.42%, 04/15/33 (Call 01/15/33)(b)	150	153,214
3.50%, 02/15/41 (Call 08/15/40)(b)	120	116,459
4.70%, 04/15/25 (Call 03/15/25)	300	338,355
KLA Corp., 3.30%, 03/01/50 (Call 08/28/49)	25	24,944
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)(b)	75	75,989
Micron Technology Inc.
2.50%, 04/24/23	200	207,261
4.66%, 02/15/30 (Call 11/15/29)	60	69,238
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(b)	100	113,713
		1,828,940
Software — 4.2%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	50	42,754
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	100	114,032
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	37,460
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	200	198,556
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	200	212,153
3.50%, 07/01/29 (Call 04/01/29)	120	130,553
4.40%, 07/01/49 (Call 01/01/49)	60	69,590
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	200	202,804
2.50%, 04/01/25 (Call 03/01/25)	250	263,621
2.88%, 03/25/31 (Call 12/25/30)	200	205,190
3.40%, 07/08/24 (Call 04/08/24)	400	431,191
3.65%, 03/25/41 (Call 09/25/40)	400	409,106
3.95%, 03/25/51 (Call 09/25/50)	500	518,754
Roper Technologies Inc., 1.00%, 09/15/25 (Call 08/15/25)	100	99,808
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	200	222,308
		3,157,880
Telecommunications — 9.7%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	200	200,553
2.30%, 06/01/27 (Call 04/01/27)	400	414,442
2.75%, 06/01/31 (Call 03/01/31)	400	405,980
3.50%, 06/01/41 (Call 12/01/40)	400	403,366
3.50%, 09/15/53 (Call 03/15/53)(b)	500	474,788
3.65%, 09/15/59 (Call 03/15/59)(b)	400	384,543
Bell Canada, Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	80	83,943
British Telecommunications PLC, 9.63%, 12/15/30	100	155,553
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	60	67,225
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	100	114,896
Orange SA
5.38%, 01/13/42	50	66,049
9.00%, 03/01/31	100	155,960
Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	$100	$110,281
5.00%, 03/15/44 (Call 09/15/43)	100	120,597
Telefonica Emisiones SA, 7.05%, 06/20/36	200	282,031
Telefonica Europe BV, 8.25%, 09/15/30	100	143,718
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	150	148,760
3.00%, 02/15/41 (Call 08/15/40)	200	188,349
3.30%, 02/15/51 (Call 08/15/50)	100	94,266
3.50%, 04/15/25 (Call 03/15/25)	200	217,293
3.60%, 11/15/60 (Call 05/15/60)	100	96,296
3.75%, 04/15/27 (Call 02/15/27)	200	220,309
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	400	404,010
2.55%, 03/21/31 (Call 12/21/30)	300	302,243
3.40%, 03/22/41 (Call 09/22/40)	300	305,749
3.55%, 03/22/51 (Call 09/22/50)	400	407,451
3.70%, 03/22/61 (Call 09/22/60)	150	152,014
4.33%, 09/21/28	350	403,482
4.52%, 09/15/48	75	89,141
4.86%, 08/21/46	50	62,245
Vodafone Group PLC
4.38%, 05/30/28	300	345,694
5.25%, 05/30/48	200	252,929
6.15%, 02/27/37	75	101,276
		7,375,432
Transportation — 2.5%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	60	58,860
6.13%, 09/15/2115 (Call 03/15/2115)	40	59,685
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	200	174,303
3.35%, 11/01/25 (Call 08/01/25)	200	219,277
4.25%, 03/15/29 (Call 12/15/28)	200	230,276
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	200	214,125
3.25%, 05/15/41 (Call 11/15/40)	50	49,819
4.75%, 11/15/45 (Call 05/15/45)	200	241,984
Norfolk Southern Corp., 3.05%, 05/15/50 (Call 11/15/49)	160	153,427
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	200	207,823
3.20%, 05/20/41 (Call 11/20/40)	75	76,450
3.25%, 02/05/50 (Call 08/05/49)	100	99,966
3.84%, 03/20/60 (Call 09/20/59)	100	107,673
		1,893,668
Water — 0.0%
Essential Utilities Inc., 3.35%, 04/15/50 (Call 10/15/49)	35	35,061
Total Corporate Bonds & Notes — 95.9%
(Cost: $72,003,015)	.	72,559,718

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,440	$2,440,000
Total Short-Term Investments — 3.2%
(Cost: $2,440,000)		2,440,000

Total Investments in Securities — 99.1%
(Cost: $74,443,015)		74,999,718

Other Assets, Less Liabilities — 0.9%		671,489

Net Assets — 100.0%		$75,671,207

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/18/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$2,440,000	(b)	$—	$—	$—	$2,440,000	2,440	$7	$—

(a)	The Fund commenced operations on May 18, 2021.

(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$72,559,718	$—	$72,559,718
Money Market Funds	2,440,000	—	—	2,440,000
	$2,440,000	$72,559,718	$—	$74,999,718

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate